Consolidated statements of financial position (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
CondensedBalanceSheetStatementLineItems [Line Items]
Net book value	[1]	€ 408,263	€ 576,373
Cost
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning		1,173,473	995,179
Additions		66,114	313,985
Disposals		(5,298)	(142,400)
Reclassification			0
Exchange differences		(34,750)	6,709
Balance, ending		1,199,540	1,173,473
Depreciation
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning		(597,101)	(370,510)
Depreciation charge for the year		(212,733)	(252,627)
Disposals		1,793	26,235
Exchange differences		16,764	(198)
Balance, ending		(791,277)	(597,101)
Property and Equipment
CondensedBalanceSheetStatementLineItems [Line Items]
Net book value		408,263	576,372
Property and Equipment | Cost
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning		1,173,473	995,179
Additions		66,114	259,647
Disposals		(5,298)	(142,400)
Reclassification			54,408
Exchange differences		(34,750)	6,639
Balance, ending		1,199,540	1,173,473
Property and Equipment | Depreciation
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning		(597,101)	(370,510)
Depreciation charge for the year		(212,733)	(252,627)
Disposals		1,793	26,235
Exchange differences		16,764	(198)
Balance, ending		(791,277)	(597,101)
Advance Payments
CondensedBalanceSheetStatementLineItems [Line Items]
Net book value		0	0
Advance Payments | Cost
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning		0	0
Additions		0	54,338
Disposals		0	0
Reclassification			(54,408)
Exchange differences		0	70
Balance, ending		0	0
Advance Payments | Depreciation
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning		0	0
Depreciation charge for the year		0	0
Disposals		0	0
Exchange differences		0	0
Balance, ending		€ 0	€ 0

[1]	Please refer to Note 2.1 regarding certain presentational reclassifications.